Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Discontinued Operations
Net loss from discontinued operations for the years ended December 31, 2025 and 2024 is comprised of the following:

	2025	2024
Total operating expense	—	(720)
Finance expense	—	5
Net loss from discontinued operations	$—	$(715)
Net cash flows from discontinued operations for the years ended December 31, 2025 and 2024 is as follows:

	2025	2024
Cash used in operating activities	$—	$(593)
Cash used in discontinued operations	$—	$(593)